Goodwill:	9 Months Ended
Dec. 31, 2011
Goodwill:
Goodwill:
11.	Goodwill:

A continuity of goodwill is as follows:

	December 31, 2011	March 31, 2011
Balance, beginning of period	$8,202	$—
Acquisition of Emer (note 4(a))	50,774	—
Acquisition of AFV (note 4(b))	2,701	—
Acquisition of OMVL (note 4(c))	—	7,573
Impact of foreign exchange	(5,863)	629

Balance, end of period	$55,814	$8,202